PREPAYMENTS AND OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2021
Prepayments And Other Current Assets
PREPAYMENTS AND OTHER CURRENT ASSETS

NOTE 4 – PREPAYMENTS AND OTHER CURRENT ASSETS

Prepayments and other current assets consisted of the following:

	December 31,
	2021	2020
Prepayments	$2,932	$2,394
VAT receivables	991	1,263
Other assets – goods to be consumed in R&D activities	368	398
	$4,291	$4,055